Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carried forward	$ 57,516	$ 49,921
Investment loss in a liquidating subsidiary of the VIE	9,598
Allowance for current expected credit losses	1,201	1,071
Impairment of long-term equity investments	485	493
Accruals and others	1,609	861
Valuation allowance	(59,421)	(51,868)	$ (47,223)	$ (45,580)
Total deferred tax assets, net of valuation allowance	10,988	478
Set-off provisions	(460)
Deferred tax assets, net	10,528	478
Deferred tax liabilities:
Acquired intangible assets	(905)	(513)
Others	(709)
Total deferred tax liabilities	(1,614)	(513)
Set-off provisions	460
Deferred tax liabilities, net	$ (1,154)	$ (513)